SCUDDER
                                                                 INVESTMENTS(SM)
                                                                     [LOGO]

Scudder S&P 500 Index Fund

Supplement to Prospectus Dated April 12, 2000

The following information replaces the disclosure for the Scudder S&P 500 Index Fund in the "How Much Investors Pay" section of the Prospectus:

          This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

          ---------------------------------------------------------------
          Fee Table
          ---------------------------------------------------------------
          Shareholder Fees (paid directly from your investment)  None
          ---------------------------------------------------------------
          Annual Operating Expenses (deducted from fund assets)
          ---------------------------------------------------------------
          Management Fee                                         0.05%
          ---------------------------------------------------------------
          Distribution (12b-1)                                   None
          ---------------------------------------------------------------
          Other Expenses*                                        0.50%
                                                                 --------
          ---------------------------------------------------------------
          Total Annual Operating Expenses                        0.55%
          ---------------------------------------------------------------
          Expense Reimbursement                                  0.15%
                                                                 --------
          ---------------------------------------------------------------
          Net Expenses**                                         0.40%
          ---------------------------------------------------------------

         * Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

         ** Includes expenses of the Equity 500 Index Portfolio. Effective May 1, 2000, by contract, fund expenses are capped at 0.40% through April 30, 2001.

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        The information contained on the previous page and the example below reflect the aggregate expenses for both the feeder and the master fund.

        ---------------------------------------------------------------
        Expense Example
        ---------------------------------------------------------------

        Based on the costs above (including one year of fund expenses contractually capped at 0.40%), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

            1 Year         3 Years         5 Years         10 Years
        ---------------------------------------------------------------
              $41            $161            $292            $675
        ---------------------------------------------------------------






June 5, 2000